LVIP JPMorgan U.S. Equity Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.81%
Aerospace & Defense–2.59%
Howmet Aerospace, Inc.	16,036	$3,146,744
Northrop Grumman Corp.	10,295	6,272,950
		9,419,694
Automobiles–1.63%
†Tesla, Inc.	13,289	5,909,884
		5,909,884
Banks–3.51%
U.S. Bancorp	55,574	2,685,891
Wells Fargo & Co.	120,067	10,064,016
		12,749,907
Biotechnology–2.82%
AbbVie, Inc.	24,351	5,638,230
Regeneron Pharmaceuticals, Inc.	3,888	2,186,106
†Vertex Pharmaceuticals, Inc.	6,158	2,411,719
		10,236,055
Broadline Retail–4.06%
†Amazon.com, Inc.	67,071	14,726,779
		14,726,779
Building Products–2.07%
Carrier Global Corp.	47,017	2,806,915
Trane Technologies PLC	11,158	4,708,230
		7,515,145
Capital Markets–3.64%
Ameriprise Financial, Inc.	7,260	3,566,475
Blackstone, Inc.	34,015	5,811,463
Morgan Stanley	24,218	3,849,693
		13,227,631
Construction Materials–1.87%
Vulcan Materials Co.	22,025	6,775,331
		6,775,331
Consumer Finance–2.25%
American Express Co.	24,567	8,160,175
		8,160,175
Consumer Staples Distribution & Retail–2.09%
Walmart, Inc.	73,761	7,601,809
		7,601,809
Electric Utilities–3.25%
Entergy Corp.	21,056	1,962,209
NextEra Energy, Inc.	73,597	5,555,837
Southern Co.	45,232	4,286,637
		11,804,683
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment–1.44%
Eaton Corp. PLC	13,966	$5,226,776
		5,226,776
Energy Equipment & Services–2.58%
Baker Hughes Co.	192,239	9,365,884
		9,365,884
Entertainment–2.07%
Walt Disney Co.	65,731	7,526,199
		7,526,199
Financial Services–2.72%
Mastercard, Inc. Class A	17,358	9,873,404
		9,873,404
Food Products–1.19%
Mondelez International, Inc. Class A	69,340	4,331,670
		4,331,670
Health Care Equipment & Supplies–3.79%
†Edwards Lifesciences Corp.	52,759	4,103,067
Medtronic PLC	51,964	4,949,051
Stryker Corp.	12,774	4,722,165
		13,774,283
Hotels, Restaurants & Leisure–3.34%
†Chipotle Mexican Grill, Inc.	44,734	1,753,125
Marriott International, Inc. Class A	10,789	2,809,887
McDonald's Corp.	24,850	7,551,667
		12,114,679
Industrial REITs–0.60%
Prologis, Inc.	19,001	2,175,995
		2,175,995
Insurance–3.68%
Arthur J Gallagher & Co.	23,110	7,158,091
Progressive Corp.	13,296	3,283,447
Travelers Cos., Inc.	10,425	2,910,869
		13,352,407
Interactive Media & Services–7.53%
Alphabet, Inc. Class A	59,732	14,520,849
Meta Platforms, Inc. Class A	17,426	12,797,306
		27,318,155
Machinery–0.99%
Deere & Co.	7,882	3,604,123
		3,604,123
Pharmaceuticals–1.54%
Eli Lilly & Co.	7,307	5,575,241
		5,575,241
LVIP JPMorgan U.S. Equity Fund–1

LVIP JPMorgan U.S. Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–14.35%
ASML Holding NV	3,048	$2,950,738
Broadcom, Inc.	23,430	7,729,791
NVIDIA Corp.	177,979	33,207,322
NXP Semiconductors NV	36,058	8,211,489
		52,099,340
Software–13.05%
Intuit, Inc.	6,207	4,238,822
Microsoft Corp.	61,312	31,756,550
Oracle Corp.	23,436	6,591,141
†ServiceNow, Inc.	5,182	4,768,891
		47,355,404
Specialty Retail–2.48%
Lowe's Cos., Inc.	35,872	9,014,992
		9,014,992
Technology Hardware, Storage & Peripherals–7.33%
Apple, Inc.	104,464	26,599,668
		26,599,668
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–0.35%
United Rentals, Inc.	1,330	$1,269,698
		1,269,698
Total Common Stock (Cost $223,679,090)		358,705,011

MONEY MARKET FUND–0.98%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.09%)	3,547,057	3,547,057
Total Money Market Fund (Cost $3,547,057)		3,547,057

TOTAL INVESTMENTS–99.79% (Cost $227,226,147)	362,252,068
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	762,859
NET ASSETS APPLICABLE TO 7,405,835 SHARES OUTSTANDING–100.00%	$363,014,927

†Non-income producing.

The following futures contracts were outstanding at September 30, 2025:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
2	CME E-mini S&P 500 Index Futures	$673,875	$671,629	12/19/25	$2,246	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP JPMorgan U.S. Equity Fund–2